Business Combinations - Fair Value of Identifiable Assets and Assumed Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Business Acquisition [Line Items]
Technology	$ 6
In-process R&D	4
bTendo [Member]
Business Acquisition [Line Items]
Technology	6
In-process R&D	4
Goodwill	1
Total identifiable net assets at fair value	11
Purchase consideration	$ 11